Summary Prospectus 2017
BMO TCH Corporate Income Fund
Class Y MCIYX | Class I MCIIX | Class A BATIX	As of December 29, 2017, as supplemented April 27, 2018

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at bmofunds.com/documents/fixed-income. You can also get this information at no cost by calling 1-800-236-FUND (3863), by sending an email request to bmofundsus.services@bmo.com, or by asking your broker/dealer, investment professional, or financial institution. The Fund’s Prospectus and Statement of Additional Information, both dated December 29, 2017, are incorporated by reference into this Summary Prospectus.
Investment Objective:
To maximize total return consistent with current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares – Purchase of Class A Shares – Class A Shares – Sales Charge” on page 117 of this Prospectus and under “How to Buy Shares – Class A Shares – Waivers and Reductions of Sales Charges” beginning on page 118 of this Prospectus and “How to Buy Shares” beginning on page B-38 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)	Class Y	Class I	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	3.50%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)(1)	None	None	0.55%
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(2)	0.19%	0.19%	0.19%
Distribution (12b-1) Fees	None	None	0.25%
Other Expenses	0.52%	0.27%	0.27%
Acquired Fund Fees and Expenses(3)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.72%	0.47%	0.72%
Fee Waiver and Expense Reimbursement(4)	(0.12)%	0.00%	(0.12)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(4)	0.60%	0.47%	0.60%
(1)	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.
(2)	The management fee disclosed is a blended fee based on the Fund’s total assets as of August 31, 2017. Under the investment advisory agreement, the Fund pays a management fee of 0.20% on the Fund’s first $100 million of average daily net assets, 0.19% on the next $150 million of average daily net assets, 0.15% on the next $250 million of average daily net assets, and 0.10% on assets in excess of $500 million.
(3)	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.
(4)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.59% for Class Y, 0.55% for Class I, and 0.59% for Class A through December 31, 2018. This expense limitation agreement may not be terminated prior to December 31, 2018 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2018. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
	Class Y	Class I	Class A
1 Year	$ 61	$ 48	$ 409
3 Years	$218	$151	$ 561
5 Years	$389	$263	$ 725
10 Years	$883	$591	$1,202
Portfolio Turnover
The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests at least 80% of its assets in corporate debt securities, including convertible debt securities. Although the Fund will invest primarily in U.S. dollar denominated securities with a minimum rating in the lowest investment grade category (i.e., rated BBB by Standard & Poor’s or Baa by Moody’s Investors Service, or higher, or unrated and considered by the sub-adviser to be comparable in quality) at the time of purchase, the Fund may invest up to 20% of its assets in debt securities that are below investment grade, also known as high yield

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Summary Prospectus 2017
BMO TCH Corporate Income Fund
Class Y MCIYX | Class I MCIIX | Class A BATIX	As of December 29, 2017, as supplemented April 27, 2018

securities or “junk bonds,” and non-U.S. dollar denominated foreign debt securities. The Fund also may invest in U.S. government securities, asset-backed and mortgage-backed securities, and U.S. dollar denominated foreign debt securities.
The Fund’s sub-adviser is Taplin, Canida & Habacht, LLC (TCH), an affiliate of the Adviser. TCH uses macroeconomic, credit, and market analysis to select portfolio securities. The Fund normally maintains an average dollar-weighted effective maturity of three to fifteen years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its maturity date.
From time to time, the Fund maintains a portion of its assets in cash. The Fund may increase its cash holdings in response to market conditions or in the event attractive investment opportunities are not available.
Principal Risks
The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.
Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. The Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment also may decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. Both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations. Credit risk is greater for mortgage-backed and asset-backed securities that are subordinate to another security.
Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.
Corporate Debt Securities Risks. Corporate debt securities are fixed income securities issued by businesses. The market value of corporate debt may be affected by changes in the market rate of interest, the credit rating of the corporation, the corporation’s performance, and perceptions of the corporation in the market place. Corporate issuers may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.
Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated lower than BBB or Baa have speculative characteristics.
Foreign Securities Risks. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.
Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law (such as Fannie Mae or Freddie Mac). As a result, a risk exists that these entities will default on a financial obligation.
High Yield Securities Risks. High yield securities, also referred to as “junk bonds” or non-investment grade securities, are debt securities rated lower than BBB by Standard & Poor’s or Baa by Moody’s Investors Service. These securities tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories, and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. The Fund may have difficulty disposing of certain high yield securities because a thin trading market for such securities may exist.
Income Risks. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.
Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Interest rate changes also are influenced by a number of factors including government policy, inflation expectations, and supply and demand.
Liquidity Risks. Liquidity risk refers to the possibility that the trading market for a particular type of security becomes less liquid or the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. The market for lower-quality debt instruments, including junk bonds, is generally less liquid than the market for higher-quality debt instruments. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. Illiquidity may result from political, economic, or issuer specific events or overall market disruptions.
Management Risks. TCH’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment

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Summary Prospectus 2017
BMO TCH Corporate Income Fund
Class Y MCIYX | Class I MCIIX | Class A BATIX	As of December 29, 2017, as supplemented April 27, 2018

techniques used by the Fund’s managers will produce the desired results.
Fund Performance
The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofundsus.com.
Class I—Annual Total Returns (calendar years 2009-2016)
The return for the Class I shares of the Fund from January 1, 2017 through September 30, 2017 was 5.47%.
During the periods shown in the bar chart for the Fund:
	Quarter Ended	Returns
Best quarter	6/30/2009	10.90%
Worst quarter	6/30/2013	(2.82)%
Average Annual Total Returns through 12/31/16
	1 Year	5 Years	Since Inception
Class I (Inception 12/22/2008)
Return Before Taxes	12.90%	5.44%	8.43%
Return After Taxes on Distributions	10.83%	3.60%	6.47%
Return After Taxes on Distributions and Sale of Fund Shares	7.32%	3.45%	5.91%
Class Y (Inception 12/22/2008)
Return Before Taxes	12.67%	5.27%	8.24%
BCI (reflects no deduction for fees, expenses or taxes)	5.63%	3.84%	6.49%
LCPBFI (reflects deduction of fees and no deduction for sales charges or taxes)	4.19%	3.37%	5.95%

	1 Year	Since Inception
Class A (Inception 5/27/2014)
Return Before Taxes	8.72%	1.95%
	1 Year	Since Inception
BCI (reflects no deduction for fees, expenses or taxes)	5.63%	2.68%
LCPBFI (reflects deduction of fees and no deduction for sales charges or taxes)	4.19%	2.02%
After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class I and after-tax returns for Class Y and Class A will vary.
The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss is realized on the sale of Fund shares which provides an assumed tax benefit to the shareholder that increases the after-tax return.
The Barclays U.S. Credit Index (BCI) is an index that covers U.S. corporate and specified foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements.
The Lipper Core Plus Bond Funds Index (LCPBFI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.
Management of the Fund
Adviser. BMO Asset Management Corp.
Sub-Adviser. Taplin, Canida & Habacht, LLC, an affiliate of the Adviser.
Portfolio Managers. Scott M. Kimball, Daniela Mardarovici, Frank Reda, and Janelle Woodward are co-portfolio managers of the Fund. Mr. Kimball, Vice President and a Portfolio Manager of TCH, joined TCH in 2007 and has co-managed the Fund since February 2012. Ms. Mardarovici, Vice President and a Portfolio Manager of TCH, joined TCH in 2012 and has co-managed the Fund since December 2012. Mr. Reda, a Portfolio Manager of TCH, joined TCH in 2001 and has co-managed the Fund since December 2015. Ms. Woodward, President and a Portfolio Manager of TCH, joined TCH in 2007 and has co-managed the Fund since December 2015.
Purchase and Sale of Fund Shares
Minimums. To open an account, your first investment must be at least $1,000 for Class Y and Class A shares and $1,000,000 for Class I shares. For Class Y and Class A, the minimum subsequent purchase amount is $50.
Sale of Fund Shares. You may sell (redeem) your shares of the Fund on any day the New York Stock Exchange is open for business using one of the following methods, depending on the elections you made in your account application:
Phone. Call 1-800-236-FUND (3863).
Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by

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Summary Prospectus 2017
BMO TCH Corporate Income Fund
Class Y MCIYX | Class I MCIIX | Class A BATIX	As of December 29, 2017, as supplemented April 27, 2018

Electronic Funds Transfer or wired to your previously designated domestic commercial bank.
Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.
Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.
BMO Funds Website. Go to www.bmofundsus.com.
Tax Information
The Fund intends to make distributions that are expected to be taxed primarily as ordinary income for federal income tax purposes.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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